Stockholders' Equity (Schedule of Stock-Based Compensation Valuation Assumptions) (Details)	3 Months Ended
Mar. 31, 2014
Stockholders' Equity [Abstract]
Risk-free interest rate (in Percent)	2.07%
Expected stock price volatility (in Percent)	71.05%
Expected dividend yield (in Percent)	0.00%
Expected life of options (in Duration)	6 years 3 months 4 days